INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income tax benefit using U.S. federal statutory rate	34.00%	34.00%
State income taxes	(17.20%)	1.44%
Permanent items	(0.17%)	(5.21%)
Change in valuation allowance	(10.61%)	(14.88%)
Other	(6.02%)	(15.35%)
Total	0.00%	0.00%